Share-based compensation - Components (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,326	$ 1,530	$ 2,593	$ 2,624
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	460	651	1,026	1,048
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	224	195	453	399
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	619	652	1,056	1,101
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 23	$ 32	$ 58	$ 76